EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	9 Months Ended
Sep. 30, 2021
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2021 and 2020:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2021	2020	2021	2020	2021	2020
	(in millions)
Service cost	$5	$5	$1	$1	$5	$4
Interest cost	6	11	1	3	—	—
Expected return on assets	(16)	(20)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(35)	(33)	—	—
Actuarial loss	7	11	1	1	—	—
Net periodic benefit cost	$2	$7	$(33)	$(30)	$5	$4

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020	2021	2020
	(in millions)
Service cost	$16	$16	$3	$3	$15	$12
Interest cost	17	34	4	8	—	1
Expected return on assets	(49)	(62)	(5)	(5)	—	—
Amortization of:
Prior service credit	—	—	(100)	(98)	—	—
Actuarial loss	23	31	3	2	—	—
Net periodic benefit cost	$7	$19	$(95)	$(90)	$15	$13